Long Term Obligations (Details) - IntegenX Note (Parentheticals) - USD ($)	Sep. 12, 2014	Jan. 06, 2014
Debt Instrument [Line Items]
Accumulated amortization
Integen X Note [Member]
Debt Instrument [Line Items]
Accumulated amortization	$ 21,454